Stock-Based Compensation and Employee Stock Purchase Program (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Activity Under Stock Incentive Plans

The following is a summary of stock option information and weighted average exercise prices under the Company’s stock incentive plans (in thousands, except share data and price per share):

	Shares Subject to Outstanding Options	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value
Outstanding — Balance at December 31, 2023	80,078	$85.30	$—
Options granted	158,000	2.71	—
Options forfeited	(7,927)	19.08	$397
Options expired	(12,576)	170.08	—
Outstanding — Balance at September 30, 2024	217,575	$22.83	$3,140
Vested and expected to vest — September 30, 2024	198,542	$24.68	$2,778
Exercisable — September 30, 2024	50,515	$84.37	$—

The following is a summary of stock option information and weighted average exercise prices under the Company’s stock incentive plans (in thousands, except share data and price per share):

	Shares Subject to Outstanding Options	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value
Outstanding — Balance at December 31, 2021	35,554	$211.20	$—
Options granted	33,408	44.00	11,880
Options exercised	—	—	—
Options forfeited	(6,658)	91.60	—
Options expired	(2,302)	644.80	—
Outstanding — Balance at December 31, 2022	60,002	114.80	—
Options granted	26,021	6.38	—
Options exercised	—	—	—
Options forfeited	(5,644)	29.58	39,062
Options expired	(301)	121.05	—
Outstanding — Balance at December 31, 2023	80,078	85.30	—
Vested and expected to vest — December 31, 2023	74,608	89.85	—
Exercisable —December 31, 2023	41,735	$139.82	$—

Weighted-Average Fair Value Assumption of Stock Option Awards

The fair value of stock option awards was estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumption:

	Year Ended December 31,
Assumptions	2023	2022
Expected term (years)	7.06	6.40
Expected volatility	124%	122%
Risk-free interest rate	3.61%	2.61%
Expected dividend yield	—	—